GOODWILL	12 Months Ended
Nov. 30, 2020
Goodwill [Abstract]
GOODWILL

14. GOODWILL

Goodwill of $3,356,355 was acquired during the year ended November 30, 2018 pursuant to the acquisition of Majesco.  As at November 30, 2020, the goodwill was disposed of upon the deconsolidation of the Majesco operations (Note 20).  The currency translation adjustment as at November 30, 2020 was $nil (November 30, 2019 - $226,193).